THE DUNHAM FUNDS

Dunham Alternative Strategy Fund

Class A (DAASX)

Class C (DCASX)

Class N (DNASX)

Incorporated herein by reference is the definitive version of the supplement for Dunham Alternative Strategy Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on July 15, 2015 (SEC Accession No. 0001580642-15-003003).